Intangible assets (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Useful life of intellectual property	5 years
Amortisation, intangible assets other than goodwill	$ 3,894,467	$ 1,906,363